UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

January 26, 2018

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Unified Series Trust (“Registrant”) (SEC File No. 333-[ ])

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to Section 8(a) of the Securities Act of 1933, as amended (the “1933 Act”), and Rule 488 thereunder, is the electronic version of the Registrant’s registration statement on Form N-14. The registration statement is being filed to register and issue shares of a series of the Registrant: Silk Invest New Horizons Frontier Fund.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth A. Dahl

Elisabeth A. Dahl

Secretary